Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands	Share capital USD ($) shares	Share capital CNY (¥) shares	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Treasury stock USD ($) shares	Treasury stock CNY (¥) shares	Accumulated other comprehensive losses USD ($)	Accumulated other comprehensive losses CNY (¥)	Retained earnings USD ($)	Retained earnings CNY (¥)	Non-controlling interests USD ($)	Non-controlling interests CNY (¥)	USD ($) shares	CNY (¥) shares
Cumulative effect of accounting change | ASU 2016-01								¥ (62,316)		¥ 62,316
Balance at Mar. 31, 2018		¥ 83		¥ 2,053,866		¥ (2,815)		(54,654)		1,116,873		¥ 5,389		¥ 3,118,742
Balance, shares at Mar. 31, 2018 | shares	120,961,641	120,961,641			(136,899)	(136,899)
Net income										138,656		2,030		140,686
Other comprehensive income								37,477						37,477
Dividend declared to the Company's shareholders				47,716						(63,090)				(15,374)
Dividend declared to the Company's shareholders (in shares) | shares	726,333	726,333
Balance at Sep. 30, 2018		¥ 83		2,101,582		¥ (2,815)		(79,493)		1,254,755		7,419		3,281,531
Balance, shares at Sep. 30, 2018 | shares	121,687,974	121,687,974			(136,899)	(136,899)
Balance at Jun. 30, 2018		¥ 83		2,053,866		¥ (2,815)		(94,090)		1,189,641		6,357		3,153,042
Balance, shares at Jun. 30, 2018 | shares	120,961,641	120,961,641			(136,899)	(136,899)
Net income										65,114		1,062		66,176
Other comprehensive income								14,597						14,597
Dividend declared to the Company's shareholders				47,716										47,716
Dividend declared to the Company's shareholders (in shares) | shares	726,333	726,333
Balance at Sep. 30, 2018		¥ 83		2,101,582		¥ (2,815)		(79,493)		1,254,755		7,419		3,281,531
Balance, shares at Sep. 30, 2018 | shares	121,687,974	121,687,974			(136,899)	(136,899)
Balance at Mar. 31, 2019		¥ 83		2,101,582		¥ (2,815)		(88,738)		1,407,223		5,427		¥ 3,422,762
Balance, shares at Mar. 31, 2019 | shares	121,687,974	121,687,974			(136,899)	(136,899)							121,551,075	121,551,075
Net income										228,697		3,298	$ 32,457	¥ 231,995
Other comprehensive income								23,153						23,153
Balance at Sep. 30, 2019	$ 12	¥ 83	$ 294,022	2,101,582	$ (394)	¥ (2,815)	$ (9,176)	(65,585)	$ 228,873	1,635,920	$ 1,221	8,725	$ 514,558	¥ 3,677,910
Balance, shares at Sep. 30, 2019 | shares	121,687,974	121,687,974			(136,899)	(136,899)							121,551,075	121,551,075
Balance at Jun. 30, 2019		¥ 83		2,101,582		¥ (2,815)		(78,385)		1,515,567		7,011		¥ 3,543,043
Balance, shares at Jun. 30, 2019 | shares	121,687,974	121,687,974			(136,899)	(136,899)
Net income										120,353		1,714	$ 17,078	122,067
Other comprehensive income								12,800						12,800
Balance at Sep. 30, 2019	$ 12	¥ 83	$ 294,022	¥ 2,101,582	$ (394)	¥ (2,815)	$ (9,176)	¥ (65,585)	$ 228,873	¥ 1,635,920	$ 1,221	¥ 8,725	$ 514,558	¥ 3,677,910
Balance, shares at Sep. 30, 2019 | shares	121,687,974	121,687,974			(136,899)	(136,899)							121,551,075	121,551,075